Xtrackers Municipal Infrastructure Revenue Bond ETF Average Annual Total Returns		12 Months Ended	13 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Solactive Municipal Infrastructure Revenue Bond Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.51%		0.87%	2.89%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	2.48%	0.99%	2.25%
Xtrackers Municipal Infrastructure Revenue Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.57%		0.59%	2.55%
Xtrackers Municipal Infrastructure Revenue Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.17%		1.07%	2.61%
Xtrackers Municipal Infrastructure Revenue Bond ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.57%		0.59%	2.55%
Performance Inception Date	Jun. 04, 2013